Weighted-Average Assumptions Used to Determine Benefit Obligations (Detail)	Dec. 31, 2012	Dec. 31, 2011
Japanese Plans
Schedule of Net Periodic Benefit Costs Weighted Average Assumptions [Line Items]
Discount rate	1.80%	1.90%
Assumed rate of increase in future compensation levels	3.00%	3.00%
Foreign Plans
Schedule of Net Periodic Benefit Costs Weighted Average Assumptions [Line Items]
Discount rate	3.60%	4.60%
Assumed rate of increase in future compensation levels	2.20%	2.40%